Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Scenario, Previously Reported
Summary of Significant Accounting Policies	(2) Summary of significant accounting policies The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.